Debt - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 4,162		$ 5,181
Less current portion of debt		(29)		0
Borrowings		$ 4,133		5,181
4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.50%	4.50%
Gross debt		$ 152		159
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.75%	4.75%
Gross debt		$ 262		275
3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%
Gross debt		$ 289		295
8.5% notes due June 2024
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	8.50%	8.50%
Gross debt	$ 600	$ 0		819
6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Gross debt		$ 779		818
6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Gross debt		$ 634		666
6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Gross debt		$ 1,021		1,072
5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Gross debt		$ 512		537
5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Gross debt		$ 484		509
Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		4,133		5,150
Antamina term loan due April 2020
Disclosure of detailed information about borrowings [line items]
Gross debt		29		31
Face Value
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 3,232		$ 3,832
Less current portion of debt	(23)		0
Borrowings	3,209		3,832
Face Value | 4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Gross debt	117		117
Face Value | 4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Gross debt	202		202
Face Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt	220		220
Face Value | 8.5% notes due June 2024
Disclosure of detailed information about borrowings [line items]
Gross debt	0		600
Face Value | 6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Gross debt	609		609
Face Value | 6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Gross debt	490		490
Face Value | 6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Gross debt	795		795
Face Value | 5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Gross debt	399		399
Face Value | 5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Gross debt	377		377
Face Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	3,209		3,809
Face Value | Antamina term loan due April 2020
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 23		$ 23
Fair Value
Disclosure of detailed information about borrowings [line items]
Gross debt		4,643		5,002
Less current portion of debt		(29)		0
Borrowings		4,614		5,002
Fair Value | 4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Gross debt		155		159
Fair Value | 4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Gross debt		273		275
Fair Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt		298		286
Fair Value | 8.5% notes due June 2024
Disclosure of detailed information about borrowings [line items]
Gross debt		0		883
Fair Value | 6.125% notes due October 2035
Disclosure of detailed information about borrowings [line items]
Gross debt		932		802
Fair Value | 6.0% notes due August 2040
Disclosure of detailed information about borrowings [line items]
Gross debt		712		621
Fair Value | 6.25% notes due July 2041
Disclosure of detailed information about borrowings [line items]
Gross debt		1,187		1,031
Fair Value | 5.2% notes due March 2042
Disclosure of detailed information about borrowings [line items]
Gross debt		537		465
Fair Value | 5.4% notes due February 2043
Disclosure of detailed information about borrowings [line items]
Gross debt		520		449
Fair Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		4,614		4,971
Fair Value | Antamina term loan due April 2020
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 29		$ 31